Fair Value Measurement - Non-recurring (Details) - Fair value, non-recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurement
Financial assets	¥ 0	¥ 0
Financial liabilities	¥ 0	¥ 0